Investment in Life Settlements (Life Insurance Policies) (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Life Settlements

The weighted average life expectancy calculated based on death benefit of insureds in the policies owned by the Company at December 31, 2012 was 10.6 years. The following table describes the Company’s investment in life settlements as of December 31, 2012 (dollars in thousands):

Remaining Life Expectancy (In Years)	Number of Life Settlement Contracts	Fair Value	Face Value
0 - 1	—	$—	$—
1 - 2	—	—	—
2 - 3	1	1,222	2,500
3 - 4	4	3,319	11,450
4 - 5	7	11,375	30,950
Thereafter	202	97,525	1,028,256

Total	214	113,441	1,073,156

The weighted average life expectancy calculated based on death benefit of insureds in the policies owned by the Company at December 31, 2011 was 10.6 years. The following table describes the Company’s investment in life settlements as of December 31, 2011 (in thousands):

Remaining Life Expectancy (In Years)	Number of Life Settlement Contracts	Fair Value	Face Value
0 – 1	—	$—	$—
1 – 2	1	3,033	5,000
2 – 3	2	2,484	4,500
3 – 4	4	7,084	20,200
4 – 5	3	2,357	7,950
Thereafter	180	75,959	897,816

Total	190	90,917	935,466

Estimated Premiums To Be Paid

Premiums to be paid for each of the five succeeding fiscal years to keep the life insurance policies in force as of December 31, 2012, are as follows (in thousands):

2013	27,703
2014	26,281
2015	26,533
2016	26,978
2017	28,002
Thereafter	324,884

$460,381